Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Sep. 10, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 33 in the Fund's Prospectus and under “Buying and Selling Shares” on page 48 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.94%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following to be "frontier market countries:"

Central and Eastern Europe: Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Latvia, Lithuania, Macedonia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Ukraine

Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Senegal, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

Middle East: Bahrain, Egypt, Iraq, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia-Pacific region: Azerbaijan, Bangladesh, Cambodia, Indonesia, Kazakhstan, Mongolia, Pakistan, Philippines, Sri Lanka, Thailand, Turkmenistan, Vietnam

Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the MSCI World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock and related depositary receipts and participatory notes. The Fund may invest in the equity securities of companies of any size. Because frontier market companies tend to be considered small and micro-cap, the Fund's investments in equity securities consist principally of those of small and micro-cap companies. Participatory notes are equity access products structured as debt obligations that are issued or backed by banks and broker-dealers and designed to replicate equity market exposure in markets where direct investment is either impossible or difficult due to local investment restrictions.

Generally, the Fund does not concentrate (i.e., invest more than 25% of its net assets) in the securities of companies in any particular industry, except that the Fund may invest between 25% and 35% of its net assets in securities of any industry if, at the time of investment, that industry represents 20% or more of the Fund’s current primary benchmark index. The Fund’s current primary benchmark index is the MSCI Frontier Markets Index. As of the date of this Prospectus, the banking industry constituted a significant portion of the Fund’s benchmark index and the Fund also had significant investments in that industry.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company's securities.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.”
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Frontier Market Countries

Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. To the extent that the Fund has significant investments in the banking industry, the Fund will be particularly sensitive to the risks of the banking industry. These risks include the effects of: (1) changes in interest rates on the profitability of banks; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company’s loans, other financial commitments, product lines and other operations; and (5) ongoing changes in the financial services industry (including consolidations, development of new products and changes to the industry’s regulatory framework). The oversight of, and regulations applicable to, companies in the banking industry in frontier markets may be ineffective and underdeveloped relative to more developed markets.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Participatory Notes

Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. The Fund is subject to the risk that the issuer of the participatory note is unable or refuses to perform under the terms of the participatory note. In addition, participatory notes are not traded on exchanges, are privately issued and may be illiquid.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The MSCI Frontier Emerging Markets Select Countries Capped Index (MSCI FEMI Select Countries Capped) was developed by MSCI for the Fund’s investment manager and represents a capped version of the MSCI Frontier Emerging Markets Index (MSCI FEMI). MSCI applies caps on the exposure of the MSCI FEMI to emerging market and frontier market countries to create the MSCI FEMI Select Countries Capped so that the index reflects predominantly frontier market countries. The secondary index is included in the table below because the investment manager believes the composition of the MSCI FEMI Select Countries Capped more accurately reflects the Fund’s holdings.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2'09	29.03%
Worst Quarter:	Q4'14	-18.71%
As of June 30, 2018, the Fund's year-to-date return was -11.21%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2017
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.75% that was in effect prior to September 10, 2018. Class A shares, however, currently are subject to a maximum front-end sales charge of 5.50% effective on September 10, 2018. If the maximum front-end sales charge of 5.50% was reflected, performance for Class A in the average annual total returns table would be higher.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.45%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.36%	[2],[3],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 743
3 years	rr_ExpenseExampleYear03	1,214
5 years	rr_ExpenseExampleYear05	1,711
10 years	rr_ExpenseExampleYear10	$ 3,074
2009	rr_AnnualReturn2009	43.99%
2010	rr_AnnualReturn2010	18.59%
2011	rr_AnnualReturn2011	(18.87%)
2012	rr_AnnualReturn2012	24.96%
2013	rr_AnnualReturn2013	16.89%
2014	rr_AnnualReturn2014	(15.14%)
2015	rr_AnnualReturn2015	(21.99%)
2016	rr_AnnualReturn2016	4.97%
2017	rr_AnnualReturn2017	22.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2018, the Fund's year-to-date return was -11.21%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	1.45%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.11%	[2],[3],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.76%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 379
3 years	rr_ExpenseExampleYear03	927
5 years	rr_ExpenseExampleYear05	1,600
10 years	rr_ExpenseExampleYear10	3,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	279
3 Years	rr_ExpenseExampleNoRedemptionYear03	927
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,600
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,398
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.45%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.61%	[2],[3],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.26%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 229
3 years	rr_ExpenseExampleYear03	778
5 years	rr_ExpenseExampleYear05	1,354
10 years	rr_ExpenseExampleYear10	$ 2,919
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.45%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%	[2],[3],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.54%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 157
3 years	rr_ExpenseExampleYear03	560
5 years	rr_ExpenseExampleYear05	989
10 years	rr_ExpenseExampleYear10	$ 2,184
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.45%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.11%	[2],[3],[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.76%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 179
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	1,102
10 years	rr_ExpenseExampleYear10	$ 2,415
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Templeton Frontier Markets Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	15.80%
Past 5 years	rr_AverageAnnualReturnYear05	(1.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	20.85%
Past 5 years	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	22.43%
Past 5 years	rr_AverageAnnualReturnYear05	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Return Before Taxes | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	23.25%
Past 5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)	[6]
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	23.11%
Past 5 years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Templeton Frontier Markets Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	16.01%
Past 5 years	rr_AverageAnnualReturnYear05	(2.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Templeton Frontier Markets Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.43%
Past 5 years	rr_AverageAnnualReturnYear05	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2008
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | MSCI Frontier Markets Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	32.32%
Past 5 years	rr_AverageAnnualReturnYear05	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Templeton Frontier Markets Fund-18 | Templeton Frontier Markets Fund | MSCI Frontier Emerging Markets Select Countries Capped Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	29.11%
Past 5 years	rr_AverageAnnualReturnYear05	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.
[2]	The investment manager has contractually agreed to waive its fee so that the management fee for the Fund does not exceed 1.35% until July 31, 2019. In addition, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.75% until July 31, 2019. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver agreements may not be changed or terminated during the time period set forth above. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” line items have been restated to reflect the current fee waivers and/or expense reimbursements for the Fund for the upcoming fiscal year. Consequently, the Fund’s “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” differ from the ratio of expenses to average net assets (net of waiver and payments by affiliates) shown in the Financial Highlights. If the “Fee waiver and/or expense reimbursement” had not been restated, the “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” for Class A, Class C, Class R, Class R6 and Advisor Class shares would have been 2.25%, 3.00%, 2.50%, 1.78% and 2.00%, respectively.
[3]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses, and for Class R6 shares, to reflect current fiscal year expenses. If the non-recurring prior period expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[4]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[5]	Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)
[6]	Since inception May 1, 2013.